Share Capital - Disclosure of Range of Exercise Prices of Outstanding Share Purchase Warrants (Detail) - Share Purchase Warrants [member]	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Shares issuable on exercise of warrants | shares	24,051,190	24,565,862	23,457,178
Weighted average exercise price	$ 12.00	$ 11.90	$ 12.45
3.67 - $4.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Shares issuable on exercise of warrants | shares	3,632,455
Weighted average exercise price	$ 4.43
Expiry dates	June 2020 – May 2021
3.67 - $4.99 [Member] | Bottom of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	$ 3.67
3.67 - $4.99 [Member] | Top of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	$ 4.99
$5.00 - $9.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Shares issuable on exercise of warrants | shares	3,359,046
Weighted average exercise price	$ 5.61
Expiry dates	June 2020 – May 2023
$5.00 - $9.99 [Member] | Bottom of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	$ 5.00
$5.00 - $9.99 [Member] | Top of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	$ 9.99
$10.00 - $14.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Shares issuable on exercise of warrants | shares	830,495
Weighted average exercise price	$ 11.53
Expiry dates	December 2020 – August 2021
$10.00 - $14.99 [Member] | Bottom of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	$ 10.00
$10.00 - $14.99 [Member] | Top of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	$ 14.99
$15.00 - $19.99 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Shares issuable on exercise of warrants | shares	16,093,384
Weighted average exercise price	$ 15.00
Expiry dates	October 2021
$15.00 - $19.99 [Member] | Bottom of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	$ 15.00
$15.00 - $19.99 [Member] | Top of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	$ 19.99
$20.00 - $25.00 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Shares issuable on exercise of warrants | shares	135,810
Weighted average exercise price	$ 20.83
Expiry dates	June 2020 – July 2020
$20.00 - $25.00 [Member] | Bottom of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	$ 20.00
$20.00 - $25.00 [Member] | Top of range [member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Purchase Warrants [Line Items]
Range of exercise price	$ 25.00